UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017

13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320

Signature, Place and Date of Signing:


/s/ David S. Wilson              New York, New York           May 11, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $119,995
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                    Wilson Capital Management LLC
                                                           March 31, 2007
          COLUMN 1                COLUMN 2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    CLMN7         COULMN 8
                                                              VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x $1000)   PRN AMT PRN CALL   DISCRETION   MNGRS   SOLE     SHARED NONE
ABB LTD                        SPONSORED ADR    375204        4,051     235,800 SH         SOLE         NONE    235,800
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1,462      86,800 SH         SOLE         NONE     86,800
AMERICAN AXLE & MFG HLDGS IN   COM              24061103      4,942     180,700 SH         SOLE         NONE    180,700
CARTER INC                     COM              146229109     2,998     118,300 SH         SOLE         NONE    118,300
CELANESE CORP DEL              COM SER A        150870103     4,950     160,500 SH         SOLE         NONE    160,500
CHAMPION ENTERPRISES INC       COM              158496109     1,496     170,000 SH         SOLE         NONE    170,000
COMCAST CORP NEW               CL A             20030N101     7,056     271,900 SH         SOLE         NONE    271,900
CYTYC CORP                     COM              232946103     4,013     117,300 SH         SOLE         NONE    117,300
EAGLE BULK SHIPPING INC        COM              Y2187A101     3,506     180,800 SH         SOLE         NONE    180,800
EAGLE MATERIALS INC            COM              26969P108     5,382     120,600 SH         SOLE         NONE    120,600
EXCEL TECHNOLOGY INC           COM              30067T103     2,804     102,600 SH         SOLE         NONE    102,600
GENCORP INC                    COM              368682100     3,872     279,800 SH         SOLE         NONE    279,800
GENERAL ELECTRIC CO            COM              369604103     6,977     197,300 SH         SOLE         NONE    197,300
INFRASOURCE SVCS INC           COM              45684P102     2,418      79,200 SH         SOLE         NONE     79,200
HUNT J B TRANS SVCS INC        COM              445658107     4,910     187,100 SH         SOLE         NONE    187,100
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     2,949     483,400 SH         SOLE         NONE    483,400
MAGNA ENTMT CORP               CL A             559211107     2,243     616,200 SH         SOLE         NONE    616,200
MCDERMOTT INTL INC             COM              580037109     4,139      84,500 SH         SOLE         NONE     84,500
M D C HLDGS INC                COM              552676108     3,033      63,100 SH         SOLE         NONE     63,100
NOVA CHEMICALS CORP            COM              66977W109     2,666      86,100 SH         SOLE         NONE     86,100
OLD DOMINION FGHT LINES INC    COM              679580100     2,288      79,400 SH         SOLE         NONE     79,400
QUANTA SVCS INC                COM              74762E102     6,936     275,000 SH         SOLE         NONE    275,000
RAIT FINANCIAL TRUST           COM              749227104     1,942      69,500 SH         SOLE         NONE     69,500
REPUBLIC AWYS HLDGS INC        COM              760276105     3,261     142,009 SH         SOLE         NONE    142,009
RYLAND GROUP INC               COM              783764103     1,257      29,800 SH         SOLE         NONE     29,800
SOUTHWESTERN ENERGY CO         COM              845467109     5,106     124,600 SH         SOLE         NONE    124,600
THOR INDS INC                  COM              885160101     3,884      98,600 SH         SOLE         NONE     98,600
TOLL BROTHERS INC              COM              889478103     2,609      95,300 SH         SOLE         NONE     95,300
TRINITY INDS INC               COM              896522109     5,988     142,850 SH         SOLE         NONE    142,850
WABTEC CORP                    COM              929740108     3,959     114,800 SH         SOLE         NONE    114,800
WASHINGTON GROUP INTL INC      COM NEW          938862208     4,331      65,200 SH         SOLE         NONE     65,200
XM SATELLITE RADIO HLDGS INC   CL A             983759101     2,570     198,900 SH         SOLE         NONE    198,900

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